FAIR VALUE MEASUREMENTS - Schedule of fair value hierarchy of financial assets and liabilities measured at fair value on recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables represent the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022:

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$533,854	$—	$—	$533,854
Marketable securities	22,721	182,648	—	205,369
Foreign currency derivative assets	—	15,059	—	15,059
Financial liabilities:
Foreign currency derivative liabilities	—	(7,868)	—	(7,868)

	$556,575	$189,839	$—	$746,414

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$51,855	$—	$—	$51,855
Marketable securities	72,194	415,219	—	487,413
Foreign currency derivative assets	—	—	—	—
Financial liabilities:
Foreign currency derivative liabilities	—	(32,195)	—	(32,195)

	$124,049	$383,024	$—	$507,073
	In accordance with ASC 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices for identical assets in active markets or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.
Fair Value, recurring
Financial liabilities:
Fair Value, Net Asset (Liability)	$ 746,414	$ 507,073
Fair Value, recurring | Money market funds
Financial assets:
Assets, Fair Value Disclosure	533,854	51,855
Fair Value, recurring | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	205,369	487,413
Fair Value, recurring | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	15,059	0
Fair Value, recurring | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(7,868)	(32,195)
Fair Value, recurring | Level 1
Financial liabilities:
Fair Value, Net Asset (Liability)	556,575	124,049
Fair Value, recurring | Level 1 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	533,854	51,855
Fair Value, recurring | Level 1 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	22,721	72,194
Fair Value, recurring | Level 1 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 1 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	0	0
Fair Value, recurring | Level 2
Financial liabilities:
Fair Value, Net Asset (Liability)	189,839	383,024
Fair Value, recurring | Level 2 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 2 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	182,648	415,219
Fair Value, recurring | Level 2 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	15,059	0
Fair Value, recurring | Level 2 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	(7,868)	(32,195)
Fair Value, recurring | Level 3
Financial liabilities:
Fair Value, Net Asset (Liability)	0	0
Fair Value, recurring | Level 3 | Money market funds
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Marketable securities
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Foreign currency derivative assets
Financial assets:
Assets, Fair Value Disclosure	0	0
Fair Value, recurring | Level 3 | Foreign currency derivative liabilities
Financial liabilities:
Financial Liabilities Fair Value Disclosure	$ 0	$ 0